Accounting practices adopted (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 item	Jan. 01, 2019 BRL (R$)
Biological assets
Duration of training cycle	7 years
Operating Leases
New standards, revisions and interpretation not yet in force
Number of forest cycles of eucalyptus | item	3
Total duration of all forest cycles of eucalyptus	21 years
Asset		R$ 1,112,615
Present value of liabilities		1,112,615
Operating Leases | Land and farms
New standards, revisions and interpretation not yet in force
Asset		990,928
Present value of liabilities		R$ 990,928
Discount rate		5.78%
Operating Leases | Property
New standards, revisions and interpretation not yet in force
Asset		R$ 18,452
Present value of liabilities		R$ 18,452
Discount rate		5.78%
Operating Leases | Machine and Equipment
New standards, revisions and interpretation not yet in force
Asset		R$ 103,325
Present value of liabilities		R$ 103,235
Discount rate		5.13%